Note 8 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
8—GOODWILL
AND INTANGIBLE ASSETS

As discussed in Note
1
-
11,
the Company adopted ASC
350,
‘‘Goodwill and Other Intangible Assets’’, on
January
1,
2002.
ASC
350
requires that goodwill and other intangible assets that have indefinite lives not be amortized but instead be tested at least annually for impairment, or more frequently when events or change in circumstances indicate that the asset might be impaired, by comparing the carrying value to the fair value of the reporting unit to which they are assigned. The Company considers its ASC
280
operating segment — High Intensity Focused Ultrasound (HIFU) and Urology Devices and Services (UDS) — to be its reporting units for purposes of testing for impairment. Goodwill amounts to
€1,767
thousand for the UDS division and to
€645
thousand for the HIFU division, at
December
31,
2016.

The Company completed the required annual impairment test in the fourth
quarter of
2016.
To determine the fair value of the Company’s reporting units, the Company used the discounted cash flow approach for each of the two
reportable units. The main assumptions used are the following: (i) a five
-year business plan approved by management, (ii) a discount rate of
15%
for HIFU,
10%
for UDS, (iii) a residual value specific to each segment. In both cases, the fair value of the reporting unit was in excess of the reporting unit's book value, which resulted in no goodwill impairment.

A
one
percentage point increase in the HIFU discount rate assumed in the impairment testing would not lead the Company to record an impairment charge. Similarly, a one
percentage point increase in the UDS discount rate assumed in the impairment testing would not lead the Company to record an impairment charge. A zero
growth rate in the Company’s UDS business plan would not lead the Company to record any impairment charge. A
10%
growth rate in the Company’s HIFU business plan would not lead the Company to record any impairment charge.

Intangible assets consist of the following:

	December 31,
	2016	2015
Licenses	613	462
Trade name and trademark	621	596
Patents	412	412
Organization costs	363	363
Total gross value	2,009	1,833
Less: accumulated amortization	(1,860)	(1,794)
Total	149	39

Amortization expenses related to intangible assets amounted to
€42
thousand,
€6
thousand and
€26
thousand, for the years ended
December
31,
2016,
2015
and
2014,
respectively.

For the
five
coming years, the annual estimated amortization expense will consist of the following:

December 31,

2017	71
2018	38
2019	24
2020	3
2021	-
Total	136